Comprehensive Income (Loss) Note (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Components Of Accumulated Other Comprehensive Income (Loss)

The components of Accumulated other comprehensive income (loss) are as follows (in millions):

	Pension and Retiree Medical Liability	Unrealized Gain/(Loss) on Investments	Derivative Financial Instruments	Income Tax Benefit/ (Expense)	Total
Balance at December 31, 2011	$(3,887)	$(4)	$30	$(103)	$(3,964)
Current year change	(1,910)	3			(1,907)
Amortization of actuarial loss and prior service cost	130	—	—	—	130
Benefit plan modifications	3,345	—	—	—	3,345
Reclassification of derivative financial instruments into earnings	—	—	(3)	—	(3)
Change in fair value of derivative financial instruments	—	—	(12)	—	(12)
Non-cash tax provision	—	—	—	(569)	(569)
Balance at December 31, 2012	$(2,322)	$(1)	$15	$(672)	$(2,980)